UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21832

Investment Company Act File Number

Eaton Vance Tax-Managed Diversified

Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Diversified Equity Income Fund

January 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Aerospace & Defense — 1.9%
Boeing Co. (The)	253,623	$18,735,131
United Technologies Corp.	163,440	14,312,441

		$33,047,572

Automobiles — 0.7%
Bayerische Motoren Werke AG	112,335	$11,314,212

		$11,314,212

Beverages — 2.3%
Anheuser-Busch InBev NV	56,918	$5,008,134
Beam, Inc.	123,546	7,578,312
Coca-Cola Co. (The)	540,759	20,137,865
Diageo PLC	222,800	6,632,343

		$39,356,654

Biotechnology — 3.2%
Celgene Corp.(1)	248,863	$24,627,483
Gilead Sciences, Inc.(1)	776,132	30,618,407

		$55,245,890

Capital Markets — 1.8%
Charles Schwab Corp. (The)	278,261	$4,599,654
Credit Suisse Group AG(1)	174,031	5,139,623
Deutsche Bank AG	68,064	3,520,229
Goldman Sachs Group, Inc. (The)	93,418	13,812,786
UBS AG(1)	186,902	3,246,043

		$30,318,335

Chemicals — 3.6%
BASF SE	84,898	$8,598,525
Linde AG	26,283	4,790,684
LyondellBasell Industries NV, Class A	203,597	12,912,122
Monsanto Co.	289,572	29,348,122
PPG Industries, Inc.	19,857	2,737,685
Syngenta AG	8,288	3,564,153

		$61,951,291

Commercial Banks — 6.2%
Banco Bilbao Vizcaya Argentaria SA	477,882	$4,750,999
Banco Santander SA	634,421	5,310,466
Bank of Nova Scotia (The)	118,093	6,952,135
Barclays PLC	1,308,215	6,280,819
BNP Paribas	47,989	3,011,039
HSBC Holdings PLC	1,289,229	14,660,803
Intesa Sanpaolo SpA	1,728,701	3,523,697
Itau Unibanco Holding SA ADR, PFC Shares	217,243	3,743,097
PNC Financial Services Group, Inc.	243,381	15,040,946
Regions Financial Corp.	1,229,703	9,567,089
Royal Bank of Scotland Group PLC(1)	408,569	2,221,548

Security	Shares	Value
Wells Fargo & Co.	867,073	$30,200,152

		$105,262,790

Communications Equipment — 0.6%
QUALCOMM, Inc.	159,037	$10,501,213

		$10,501,213

Computers & Peripherals — 3.1%
Apple, Inc.	97,226	$44,267,970
EMC Corp.(1)	324,818	7,993,771

		$52,261,741

Consumer Finance — 0.9%
American Express Co.	251,154	$14,770,367

		$14,770,367

Diversified Financial Services — 4.1%
Bank of America Corp.	2,079,183	$23,536,351
Citigroup, Inc.	609,493	25,696,225
JPMorgan Chase & Co.	428,138	20,143,893

		$69,376,469

Diversified Telecommunication Services — 2.3%
AT&T, Inc.	570,467	$19,846,547
CenturyLink, Inc.	423,429	17,127,703
Deutsche Telekom AG	232,495	2,856,246

		$39,830,496

Electric Utilities — 3.0%
American Electric Power Co., Inc.	257,104	$11,644,240
Duke Energy Corp.	108,156	7,434,643
Edison International	161,770	7,795,696
Enel SpA	573,649	2,501,210
PPL Corp.	277,219	8,396,964
Southern Co. (The)	153,213	6,776,611
SSE PLC	319,852	7,199,235

		$51,748,599

Electrical Equipment — 1.9%
ABB, Ltd.(1)	309,717	$6,639,315
Emerson Electric Co.	379,580	21,730,955
Schneider Electric SA	44,819	3,409,728

		$31,779,998

Energy Equipment & Services — 1.8%
Halliburton Co.	460,123	$18,717,804
National Oilwell Varco, Inc.	159,080	11,794,191

		$30,511,995

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	229,498	$23,486,825

		$23,486,825

Food Products — 3.5%
Danone SA	45,394	$3,144,609
Hershey Co. (The)	113,358	9,006,293
Kraft Foods Group, Inc.	144,357	6,672,181
Mondelez International, Inc., Class A	304,692	8,467,391

Security	Shares	Value
Nestle SA	291,091	$20,439,672
Unilever NV	286,140	11,593,317

		$59,323,463

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	251,893	$8,534,135
Covidien PLC	345,024	21,508,796

		$30,042,931

Health Care Providers & Services — 0.7%
Express Scripts Holding Co.(1)	215,675	$11,521,358

		$11,521,358

Hotels, Restaurants & Leisure — 1.3%
McDonald’s Corp.	231,457	$22,055,537

		$22,055,537

Household Products — 2.9%
Colgate-Palmolive Co.	203,612	$21,861,821
Procter & Gamble Co.	314,015	23,601,367
Svenska Cellulosa AB, Class B	150,927	3,659,096

		$49,122,284

Industrial Conglomerates — 3.5%
Danaher Corp.	366,447	$21,961,169
General Electric Co.	1,153,817	25,707,043
Siemens AG	104,342	11,432,078

		$59,100,290

Insurance — 2.3%
ACE, Ltd.	133,630	$11,402,648
Aflac, Inc.	208,202	11,047,198
Allianz SE	31,696	4,535,289
AXA SA	356,429	6,599,268
Prudential PLC	340,666	5,171,281

		$38,755,684

Internet & Catalog Retail — 1.9%
Amazon.com, Inc.(1)	121,408	$32,233,824

		$32,233,824

Internet Software & Services — 3.2%
eBay, Inc.(1)	323,504	$18,093,579
Google, Inc., Class A(1)	47,602	35,972,355

		$54,065,934

IT Services — 4.8%
Accenture PLC, Class A	291,081	$20,925,813
International Business Machines Corp.	168,839	34,286,136
Teradata Corp.(1)	211,279	14,083,858
Visa, Inc., Class A	83,328	13,158,324

		$82,454,131

Machinery — 0.9%
Deere & Co.	170,980	$16,082,379

		$16,082,379

Media — 3.0%
Comcast Corp., Class A	553,182	$21,065,170
Virgin Media, Inc.	120,070	4,729,557
Walt Disney Co. (The)	468,328	25,233,513

		$51,028,240

Security	Shares	Value
Metals & Mining — 1.5%
Anglo American PLC	128,438	$3,841,759
ArcelorMittal	258,275	4,431,858
BHP Billiton, Ltd. ADR	88,062	6,932,241
Freeport-McMoRan Copper & Gold, Inc.	214,523	7,561,936
Glencore International PLC	548,000	3,420,825

		$26,188,619

Multi-Utilities — 0.8%
National Grid PLC	403,800	$4,421,466
Sempra Energy	119,017	8,932,226

		$13,353,692

Multiline Retail — 2.0%
Dollar General Corp.(1)	490,001	$22,647,846
Macy’s, Inc.	274,001	10,825,780

		$33,473,626

Oil, Gas & Consumable Fuels — 9.7%
Alpha Natural Resources, Inc.(1)	153,580	$1,360,719
Anadarko Petroleum Corp.	149,499	11,962,910
BP PLC	1,332,877	9,866,641
Chevron Corp.	107,654	12,396,358
ConocoPhillips	358,500	20,793,000
ENI SpA	203,631	5,086,203
EOG Resources, Inc.	68,076	8,508,138
Exxon Mobil Corp.	303,314	27,289,160
Occidental Petroleum Corp.	192,799	17,018,368
Phillips 66	283,058	17,144,823
Royal Dutch Shell PLC, Class B	494,662	17,979,428
Statoil ASA	232,431	6,192,540
Total SA	170,001	9,212,749

		$164,811,037

Pharmaceuticals — 7.3%
Allergan, Inc.	162,733	$17,088,592
AstraZeneca PLC	172,680	8,343,850
Bayer AG	115,622	11,409,891
GlaxoSmithKline PLC	189,684	4,338,819
Johnson & Johnson	185,461	13,709,277
Novo Nordisk A/S, Class B	58,342	10,740,300
Pfizer, Inc.	1,075,613	29,342,723
Roche Holding AG PC	69,467	15,354,913
Sanofi	141,378	13,782,404

		$124,110,769

Real Estate Investment Trusts (REITs) — 1.1%
AvalonBay Communities, Inc.	54,184	$7,032,541
Boston Properties, Inc.	107,429	11,310,125

		$18,342,666

Road & Rail — 1.3%
Union Pacific Corp.	165,349	$21,736,780

		$21,736,780

Semiconductors & Semiconductor Equipment — 0.2%
Broadcom Corp., Class A	125,445	$4,070,690

		$4,070,690

Security	Shares	Value
Software — 2.2%
Microsoft Corp.	587,164	$16,129,395
Oracle Corp.	391,526	13,903,088
SAP AG	83,684	6,862,699

		$36,895,182

Specialty Retail — 1.1%
Home Depot, Inc. (The)	149,833	$10,026,824
Industria de Diseno Textil SA	43,482	6,077,381
Kingfisher PLC	725,941	3,102,211

		$19,206,416

Textiles, Apparel & Luxury Goods — 1.8%
Adidas AG	38,724	$3,596,208
Compagnie Financiere Richemont SA, Class A	42,000	3,450,028
LVMH Moet Hennessy Louis Vuitton SA	32,049	6,034,098
NIKE, Inc., Class B	317,851	17,179,847

		$30,260,181

Tobacco — 1.4%
British American Tobacco PLC	120,651	$6,270,424
Philip Morris International, Inc.	194,192	17,119,967

		$23,390,391

Wireless Telecommunication Services — 1.0%
Rogers Communications, Inc., Class B	74,236	$3,451,232
Vodafone Group PLC	4,962,479	13,543,393

		$16,994,625

Total Common Stocks (identified cost $1,331,220,826)		$1,699,385,176

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(2)	$1,428	$1,428,405

Total Short-Term Investments (identified cost $1,428,405)		$1,428,405

Total Investments — 100.1% (identified cost $1,332,649,231)		$1,700,813,581

Call Options Written — (0.9)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	1,460	$1,475	2/8/13	$(3,927,400)
S&P 500 Index	1,395	1,470	2/16/13	(4,540,725)
S&P 500 Index	1,255	1,475	2/22/13	(3,865,400)
S&P 500 Index	1,535	1,500	3/1/13	(2,632,525)

Total Call Options Written (premiums received $10,592,763)				$(14,966,050)

Other Assets, Less Liabilities — 0.8%	$13,385,783

Net Assets — 100.0%	$1,699,233,314

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $5,372.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	73.8%	$1,254,871,748
United Kingdom	6.9	117,294,845
Switzerland	4.1	69,236,395
Germany	4.1	68,916,061
France	2.7	45,193,895
Ireland	2.5	42,434,609
Netherlands	1.4	24,505,439
Spain	0.9	16,138,846
Italy	0.7	11,111,110
Denmark	0.6	10,740,300
Canada	0.6	10,403,367
Australia	0.4	6,932,241
Norway	0.4	6,192,540
Belgium	0.3	5,008,134
Luxembourg	0.3	4,431,858
Brazil	0.2	3,743,097
Sweden	0.2	3,659,096

Total Investments	100.1%	$1,700,813,581

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,333,231,678

Gross unrealized appreciation	$382,430,383
Gross unrealized depreciation	(14,848,480)

Net unrealized appreciation	$367,581,903

Written options activity for the fiscal year to date ended January 31, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	5,900	$6,140,573
Options written	18,795	30,881,547
Options terminated in closing purchase transactions	(16,040)	(22,956,403)
Options expired	(3,010)	(3,472,954)

Outstanding, end of period	5,645	$10,592,763

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At January 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At January 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $14,966,050.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$165,997,898	$33,574,138		$—	$199,572,036
Consumer Staples	137,932,022	56,747,595		—	194,679,617
Energy	146,985,471	48,337,561		—	195,323,032
Financials	208,855,207	67,971,104		—	276,826,311
Health Care	156,950,771	63,970,177		—	220,920,948
Industrials	140,265,898	21,481,121		—	161,747,019
Information Technology	233,386,192	6,862,699		—	240,248,891
Materials	59,492,106	28,647,804		—	88,139,910
Telecommunication Services	40,425,482	16,399,639		—	56,825,121
Utilities	50,980,380	14,121,911		—	65,102,291
Total Common Stocks	$1,341,271,427	$358,113,749	*	$—	$1,699,385,176
Short-Term Investments	$—	$1,428,405		$—	$1,428,405
Total Investments	$1,341,271,427	$359,542,154		$—	$1,700,813,581

Liability Description
Call Options Written	$(14,966,050)	$—		$—	$(14,966,050)
Total	$(14,966,050)	$—		$—	$(14,966,050)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Diversified Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date: March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date: March 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: March 25, 2013